Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Emerging Markets Discovery Fund	FEDAX	FEDTX	--	FEDGX	FEDIX
Fidelity Advisor Europe Fund	FHJUX	FHJVX	FHJWX	FHJTX	FHJMX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Japan Fund	FPJAX	FJPTX	FJPBX	FJPCX	FJPIX
Fidelity Advisor Latin America Fund	FLFAX	FLFTX	FLFBX	FLFCX	FLFIX
Fidelity Advisor Total Emerging Markets Fund	FTEDX	FTEHX	--	FTEFX	FTEJX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Emerging Markets Discovery Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Advisor Europe Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Europe Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Japan Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Japan Fund; Fidelity Advisor Latin America Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Latin America Fund; Fidelity Advisor Total Emerging Markets Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Total Emerging Markets Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective October 1, 2015, the following information replaces similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

For each fund (other than Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Latin America Fund):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

ACOM10AB-15-03  October 16, 2015
1.893757.119

Effective October 1, 2015, the following information replaces similar information found in the "Investment Policies and Limitations" section on page 6.

Diversification

For Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Latin America Fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The funds to which this SAI relates, other than Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Latin America Fund, intend to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 70.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

Supplement to the

Fidelity® Emerging Asia Fund (FSEAX), Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (FEMEX), Fidelity Emerging Markets Discovery Fund (FEDDX), Fidelity Emerging Markets Fund (FEMKX), Fidelity Latin America Fund (FLATX), and Fidelity Total Emerging Markets Fund (FTEMX)

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is a Class of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Emerging Markets Discovery Fund is a Class of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Emerging Markets Fund is a Class of shares of Fidelity Emerging Markets Fund; Fidelity Latin America Fund is a Class of shares of Fidelity Latin America Fund; and Fidelity Total Emerging Markets Fund is a Class of shares of Fidelity Total Emerging Markets Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective October 1, 2015, the following information replaces similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

For Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, and Fidelity Total Emerging Markets Fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information replaces similar information found in the "Investment Policies and Limitations" section on page 5.

Diversification

For Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Latin America Fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, and Fidelity Total Emerging Markets Fund intend to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 56.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

EMEB-15-02  October 16, 2015
1.881199.111

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

AEMDI-15-02  October 16, 2015
1.947053.110

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 30, 2014
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

AEMD-15-01  October 16, 2015
1.962839.106

Supplement to the
Fidelity Advisor® Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Effective April1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Adam Kutas (lead portfolio manager) has managed the fund since February 2009.

William Pruett (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Adam Kutas found in the "Fund Management" section on page 27.

Adam Kutas is lead portfolio manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a manager, research analyst and portfolio manager.

FALAA-15-02  October 16, 2015
1.928673.106

The following information supplements the biographical information found in the "Fund Management" section on page 27.

William Pruett is co-manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 30, 2014
Prospectus

Effective October 1, 2015, Fidelity® Emerging Markets Discovery Fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 13.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Xiaoting Zhao (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 33.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Emerging Markets Discovery Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Total Emerging Markets Fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 33.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Total Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Emerging Markets Discovery Fund. FMR H.K. is an affiliate of the Adviser.
EMD-TEK-15-01  October 16, 2015
1.942952.106

The following information supplements the biographical information found in the "Fund Management" section on page 34.

Xiaoting Zhao is co-manager of Fidelity Total Emerging Markets Fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and a portfolio manager.

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Xiaoting Zhao (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information supplements the biographical information found in the "Fund Management" section on page 27.

Xiaoting Zhao is co-manager of the fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and a portfolio manager.

ATEKI-15-02  October 16, 2015
1.942954.108

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Xiaoting Zhao (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 26.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information supplements the biographical information found in the "Fund Management" section on page 27.

Xiaoting Zhao is co-manager of the fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and a portfolio manager.

ATEK-15-01  October 16, 2015
1.942953.106

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity Europe Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 16.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity Latin America Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 25.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Latin America Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Adam Kutas (lead portfolio manager) has managed the fund since February 2009.

William Pruett (co-manager) has managed the fund since October 2015.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity Nordic Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 28.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 46.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund and Fidelity Emerging Markets Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Latin America Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 46.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund and Fidelity Nordic Fund. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Latin America Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Adam Kutas found in the "Fund Management" section beginning on page 46.

Adam Kutas is lead portfolio manager of Fidelity Latin America Fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a manager, research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 46.

William Pruett is co-manager of Fidelity Latin America Fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

TIF-15-02  October 16, 2015
1.483702.189

Supplement to the Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Xiaoting Zhao (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 29.

FMRC serves as sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 29.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR H.K. is an affiliate of the Adviser.

GSV-S-15-01  October 16, 2015
1.928460.105

The following information supplements the biographical information found in the "Fund Management" section on page 30.

Xiaoting Zhao is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and a portfolio manager.

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund
Class F
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Xiaoting Zhao (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 29.

FMRC serves as sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 29.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR H.K. is an affiliate of the Adviser.

GSV-F-15-01  October 16, 2015
1.928461.105

The following information supplements the biographical information found in the "Fund Management" section on page 30.

Xiaoting Zhao is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and a portfolio manager.

Supplement to the
Fidelity Advisor® Latin America Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Adam Kutas (lead portfolio manager) has managed the fund since February 2009.

William Pruett (co-manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 24.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 24.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Adam Kutas found in the "Fund Management" section on page 25.

Adam Kutas is lead portfolio manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a manager, research analyst and portfolio manager.

FALAI-15-03  October 16, 2015
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The following information supplements the biographical information found in the "Fund Management" section on page 25.

William Pruett is co-manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.